Share Capital (Details)			6 Months Ended
		May 18, 2022	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 shares	Jun. 10, 2024 shares	Apr. 15, 2024 $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 01, 2023 shares	Dec. 31, 2022 shares	Dec. 05, 2022 shares	Dec. 01, 2022 shares	Dec. 31, 2021 shares
Share Capital (Details) [Line Items]
Shares issued			65,000,000
Par value per share (in Dollars per share) | $ / shares						$ 106
Authorized capital (in Dollars) | $			$ 25,000
Ordinary share (in Dollars) | $			$ 12,299				$ 7,846
Outstanding percentage		88.40%
Preference shares converted			5,813,247
Outstanding units	[1]			11,611,385			7,565,099	7,565,099			6,854,284
Gross cash (in Dollars) | $			$ 45,755,318				$ 46,777,772
Net proceeds received from PIPE Investors (in Dollars) | $			$ 30,300,000
Preferred shareholders percentage			80.00%
Purchase of ordinary shares										2,814,895
Series C Ordinary Share [Member]
Share Capital (Details) [Line Items]
Shares issued					2,142,858							1,182,926
Gorilla Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Shares issued			6,627,412
Par value per share (in Dollars per share) | $ / shares			$ 10.6
PIPE Investors [Member]
Share Capital (Details) [Line Items]
Gross cash (in Dollars) | $			$ 50,000,000
Koh Sih-Ping [Member]
Share Capital (Details) [Line Items]
Purchase of ordinary shares										281,490
Warrants [Member]
Share Capital (Details) [Line Items]
Par value per share (in Dollars per share) | $ / shares			$ 5.9
Outstanding units			10,025,081
Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Shares issued			65,000,000			11,892,874
Par value per share (in Dollars per share) | $ / shares			$ 0.001
Ordinary share (in Dollars) | $			$ 24,500,000
Conversion ratio			4.82
Received shares			4.82
Preference shares [member]
Share Capital (Details) [Line Items]
Shares issued			5,000,000
Par value per share (in Dollars per share) | $ / shares			$ 0.0001

[1]	Shares outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.